Facility Operating Lease (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Text Block [Abstract]
Schedule of operating lease liabilities
2022	$157,141
2023	$161,069
2024	$165,096
2025	$169,224
2026	$129,283
Total	$781,813
Less imputed interest	(14,217)
Total operating lease liability	767,596
Less: current portion	(157,141)
Lease liability, long term	$610,455